DIGITAL ASSETS LOAN RECEIVABLE AND DIGITAL ASSETS BORROWED - Digital Assets Loan Receivable, Net of Allowance (Details) - Crypto Assets Loans Receivable - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Allowance for Credit Loss [Line Items]
Digital asset loans receivable	$ 895,026	$ 579,954
Less: Allowance for credit losses	(150)	(424)
Loans receivable, current and non-current	$ 894,876	579,530
Galaxy Digital Holdings, LP
Financing Receivable, Allowance for Credit Loss [Line Items]
Digital asset loans receivable		579,954	$ 104,504
Less: Allowance for credit losses		(424)	0
Loans receivable, current and non-current		$ 579,530	$ 104,504